Note 1 - Organization and Principal Activities (Details) - Assets and Liabilities of the VIEs and Their Subsidiaries, Before Intercompany Elimination (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 36,370,950	$ 40,905,996	$ 64,641,092	$ 106,773,478
Consideration receivable	13,449,458
Account receivable -others, net	15,325,284	4,970,427
Loan receivable	10,333,120	1,205,604	9,565,503
Others	844,716	525,406
	95,879,882	106,690,317
Property and equipment, net	3,868,267	4,914,114
Acquired intangible assets, net	7,544,762	4,675,237
Cost method investment	1,138,899	802,202
Rental deposits	1,115,152	751,627
Guarantee fund deposits	6,877,073	287,443
Total	133,492,735	121,370,995	159,976,683
Third-party liabilities
Accounts payable	12,572,723	804,851
	39,203,218	36,330,527
Total	43,075,486	40,654,444
Inter-company liabilities	43,075,486	40,654,444
Consolidation, Eliminations [Member] | VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Third-party liabilities
Total	39,822,918	8,087,893
Inter-company liabilities	39,822,918	8,087,893
VIEs And Their Subsidiaries, Before Intercompany Elimination [Member]
Assets
Cash and cash equivalents	18,760,701	6,885,845
Consideration receivable	13,449,458
Account receivable -others, net	19,406,559	1,175,980
Loan receivable	10,333,120
Others	4,477,360	5,258,507
	66,427,198	13,320,332
Property and equipment, net	1,843,201	2,076,428
Acquired intangible assets, net	7,544,762	4,675,237
Cost method investment	829,201
Rental deposits	676,280	297,919
Guarantee fund deposits	6,601,095
Investment in subsidiaries	29,143,486	19,188,802
Deferred tax assets, non-current	26,171	33,812
Total	113,091,394	39,592,530
Third-party liabilities
Accounts payable	16,667,516	140,641
Accrued expenses and other current liabilities	12,704,555	6,682,192
	29,372,071	6,822,833
Non-current liabilities	2,519,019	2,231,127
Total	31,891,091	9,053,960
Inter-company liabilities	$ 31,891,091	$ 9,053,960